Segregated Funds	12 Months Ended
Dec. 31, 2023
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Segregated Funds
Note 23 Segregated Funds
The Company manages a number of segregated funds on behalf of policyholders. Policyholders are provided with the opportunity to invest in different categories of segregated funds that hold a range of underlying investments. The underlying investments consist of both individual securities and mutual funds.
Segregated funds underlying investments may be exposed to a variety of financial and other risks.
These
risks are primarily mitigated by investment guidelines that are actively monitored by professional and experienced portfolio advisors. The Company is not exposed to these risks beyond the liabilities related to the guarantees associated with certain variable life and annuity products included in segregated funds. Accordingly, the Company’s exposure to loss from segregated fund products is limited to the value of these guarantees.
These guarantees are recorded within the Company’s insurance contract liabilities and amount to
$2,675 (2022 – $3,496), of which $980 are reinsured (2022 – $1,249). Assets supporting these guarantees, net of reinsurance, are recognized in invested assets according to their investment type. Insurance contract liabilities for account of segregated fund holders on the Consolidated Statements of Financial Position exclude these guarantees and are considered to be a non-distinct investment component of insurance contract liabilities. Note 9 provides information regarding market risk sensitivities associated with variable annuity and segregated fund guarantees.